CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Cash flows from operating activities:
Net (loss) income		$ 14,133	¥ 91,548	¥ 88,117	¥ (142,865)
Adjustments to reconcile net (loss) income to net cash from operating activities:
Allowance for doubtful receivables		196	1,267	(1,253)	2,490
Depreciation of fixed assets		9,005	58,333	53,456	48,036
Amortization of prepaid land lease payments		138	893	893	893
Share-based compensation		1,327	8,597	¥ 10,417	¥ 11,108
Loss of equity method investments		63	407
Unrealized foreign currency exchange (income) loss		9,376	60,735	¥ 3,996	¥ (30,822)
Changes in operating assets and liabilities:
Increase in restricted cash		(42)	(274)	(16,325)	(6,264)
Increase in inventories		(10,948)	(70,917)	(440,266)	(275,325)
Decrease (increase) in accounts receivable		(1,019)	(6,604)	10,714	19,188
Increase in prepaid expenses and other current assets		(5,929)	(38,406)	(242,494)	(128,949)
(Increase) decrease in due from related parties		(21)	(134)	¥ 2,316	¥ (2,371)
Increase in deferred tax assets, net		(2,316)	(15,000)
Decrease (increase) in other non-current assets		(3,295)	(21,346)	¥ (7,240)	¥ 5,160
Increase in accounts and notes payable		34,560	223,876	508,663	406,864
Increase (decrease) in deferred revenue		(32,054)	(207,641)	211,868	177,787
Increase (decrease) in accrued expenses and other current liabilities		(13,007)	(84,255)	83,057	186,929
Increase (decrease) in amounts due to related parties		6	43	(945)	849
Net cash provided by operating activities		173	1,122	264,974	272,708
Cash flows from investing activities:
Purchase of fixed assets		(8,708)	(56,406)	¥ (101,477)	¥ (93,685)
Equity method investments		(278)	(1,800)
Proceeds received from maturity of held-to-maturity investments		164,711	1,066,964	¥ 1,410,000	¥ 1,360,000
Purchases of held-to-maturity investments		(121,795)	(788,964)	(1,760,000)	(1,360,000)
Time deposits placed with financial institutions		(206,572)	(1,338,134)	(1,189,881)	(943,222)
Maturity of time deposits		312,896	2,026,878	1,368,740	¥ 582,445
Proceeds received from available-for-sale investments		540,110	3,498,723	100,000
Purchases of available-for-sale investments		(565,581)	(3,663,723)	(100,000)
Net cash (used in) provided by investing activities		114,783	743,538	¥ (272,618)	¥ (454,462)
Cash flows from financing activities:
Proceeds from short-term bank loans		2	14		48,408
Repayment of short-term bank loans		$ (2)	¥ (14)		(648,408)
Release of restricted cash					709,417
Proceeds from exercise of share options	[1]			¥ 4,366	4,824
Net cash provided by financing activities				4,366	114,241
Effect of exchange rate changes on cash and cash equivalents		$ 1,853	¥ 12,006	951	(11,917)
Net (decrease) increase in cash and cash equivalents		116,809	756,666	(2,327)	(79,430)
Cash and cash equivalents at beginning of the year		54,177	350,946	353,273	432,703
Cash and cash equivalents at end of the year		170,986	1,107,612	350,946	353,273
Supplementary disclosures of cash flow information:
Payable for purchases of fixed assets		$ 2,063	¥ 13,366	¥ 27,932	57,955
Interest paid					¥ 6,998

[1]	Proceeds from exercise of share options collected on behalf by the appointed agent and remitted to the Company after year end were RMB7,969 (US$1,230).